Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued liabilities
Accrued liabilities

	March 31, 2013	March 31, 2012
Accrued interest payable	$9,863	$9,866
Payroll liabilities	19,040	15,228
Liabilities related to equipment leases	687	4,238
Income and other taxes payable	2,892	7,463
	$32,482	$36,795